Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses [Abstract]
PREPAID EXPENSES

4. PREPAID EXPENSES

Prepaid expenses consist of the following at:

	March 31, 2024	December 31, 2023
Prepaid marketing expenses – current	$3,871	$9,871
Other prepaid expenses	27,994	33,072
Total	$31,865	$42,943

4. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consist of the following at:

	December 31, 2023	December 31, 2022
Prepaid marketing expenses – current	$9,871	$313,000
Prepaid marketing expenses – long-term	—	678,167
Inventory deposits	—	569,377
Other prepaid expenses	33,072	78,834
Total	$42,943	$1,639,378